Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

23. Share-Based Compensation

At December 31, 2018, 20 million shares of the 41 million shares of Anadarko common stock authorized for awards under active share-based compensation plans remained available for future issuance. The Company generally issues new shares to satisfy awards under employee share-based payment plans. The number of shares available is reduced by awards granted. The following summarizes share-based compensation expense for the years ended December 31:

millions	2018	2017	2016
Restricted stock (1)	$147	$145	$175
Stock options (1)	21	17	20
Other equity-classified awards	1	1	2
Performance-based unit awards (1)	19	(13)	38
Pretax share-based compensation expense	$188	$150	$235
Income tax benefit	$43	$35	$86

(1)
Includes restructuring charges of $(7) million for performance-based unit awards in 2017 and $31 million for restricted stock, $1 million for stock options, and $7 million for performance-based unit awards in 2016. See Note 19—Restructuring Charges for additional information.

Equity-Classified Awards

Restricted Stock  Certain employees may be granted restricted stock in the form of restricted stock awards or restricted stock units. Restricted stock is subject to forfeiture restrictions and cannot be sold, transferred, or disposed of during the restriction period. The holders of restricted stock awards have the same rights as a stockholder of the Company with respect to such shares, including the right to vote and receive dividends or other distributions paid with respect to the shares. A restricted stock unit is equivalent to a restricted stock award except that unit holders do not have the right to vote. Restricted stock vests over service periods ranging from the date of grant generally up to three years and is not considered issued and outstanding for accounting purposes until vested.
Non-employee directors are granted deferred shares, which are also considered restricted stock, that are held in a grantor trust by the Company until payable. Non-employee directors may elect to receive these shares in a lump-sum payment or in annual installments.
The following summarizes the Company’s restricted stock activity:

	Shares (millions)	Weighted-Average Grant-Date Fair Value (per share)
Non-vested at January 1, 2018	4.69	$59.24
Granted	2.72	$58.30
Vested	(2.30)	$61.19
Forfeited	(0.42)	$58.07
Non-vested at December 31, 2018	4.69	$57.88

The weighted-average grant-date fair value per share of restricted stock granted was $59.92 during 2017 and $52.03 during 2016. The total fair value of restricted shares vested was $142 million during 2018, $132 million during 2017, and $114 million during 2016, based on the market price at the vesting date. At December 31, 2018, total unrecognized compensation cost related to restricted stock of $172 million is expected to be recognized over a weighted-average remaining service period of 1.5 years.

23. Share-Based Compensation (Continued)

Stock Options  Certain employees may be granted nonqualified options to purchase shares of Anadarko common stock with an exercise price equal to, or greater than, the fair market value of Anadarko common stock on the date of grant. These stock options generally vest over three years from the date of grant and terminate at the earlier of the date of exercise or seven years from the date of grant.
The fair value of stock option awards is determined using the Black-Scholes option-pricing model with the following assumptions:

•	Expected life—Based on historical exercise behavior.

•	Volatility—Based on an average of historical volatility over the expected life of an option and the 12-month average implied volatility.

•	Risk-free interest rates—Based on the U.S. Treasury rate over the expected life of an option.

•	Dividend yield—Based on a 12-month average dividend yield, taking into account the Company’s expected dividend policy over the expected life of an option.

The Company used the following weighted-average assumptions to estimate the fair value of stock options granted:

	2018	2017	2016
Weighted-average grant-date fair value	$15.36	$14.77	$15.92
Assumptions
Expected option life—years	4.8	4.8	4.1
Volatility	33.5%	33.6%	38.2%
Risk-free interest rate	2.9%	2.0%	1.3%
Dividend yield	1.9%	0.4%	0.6%

The following summarizes the Company’s stock option activity:

	Shares (millions)	Weighted- Average Exercise Price (per share)	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Outstanding at January 1, 2018	6.57	$71.44
Granted	1.19	$55.47
Exercised (1)	(0.10)	$65.03
Forfeited or expired	(1.30)	$79.55
Outstanding at December 31, 2018	6.36	$67.00	3.92	$—
Vested or expected to vest at December 31, 2018	6.36	$67.00	3.92	$—
Exercisable at December 31, 2018	4.12	$74.19	2.66	$—

(1)
The total intrinsic value of stock options exercised was $1 million during 2018, zero during 2017, and $7 million during 2016, based on the difference between the market price at the exercise date and the exercise price.

Cash received from stock option exercises was $7 million in 2018, zero in 2017, and $30 million in 2016, and the tax benefit from these exercises was zero in both 2018 and 2017, and $2 million in 2016.
At December 31, 2018, total unrecognized compensation cost related to stock options of $25 million is expected to be recognized over a weighted-average remaining service period of 1.6 years.

23. Share-Based Compensation (Continued)

Liability-Classified Awards

Performance-Based Unit Awards  Certain officers of the Company were provided Performance Unit Award Agreements with three-year performance periods. The vesting of these units is based on comparing the Company’s TSR to the TSR of a predetermined group of peer companies over the specified performance period, with the ultimate value of any vested units determined by the Company’s share price at the time of payment, as each performance unit represents the value of one share of the Company’s common stock. Following the end of each performance period, the value of the vested performance units, if any, is paid in cash. The Company paid no cash related to vested performance units in 2018, $10 million in 2017, and $6 million in 2016. At December 31, 2018, the Company’s liability under Performance Unit Award Agreements was $46 million, with total unrecognized compensation cost related to these awards of $28 million expected to be recognized over a weighted-average remaining performance period of 2.5 years.